Stock-Based Compensation Awards	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation Awards [Line Items]
Stock-Based Compensation Awards

Note 9. Stock-Based Compensation Awards

The following table sets forth the total stock-based compensation cost included in the Company’s unaudited condensed consolidated statements of operations for the periods indicated:

	Three Months Ended March 31,
($ in thousands)	2025	2024
Research and development	$23	$119
General and administrative	145	315
Total stock-based compensation	$168	$434

Equity Incentive Plan - Summary

2022 Omnibus Incentive Plan

The Company’s Board of Directors adopted, and the shareholders approved the 2022 Omnibus Incentive Plan to provide long-term incentive for its employees and non-employee service providers. The vesting of stock options is stated in each individual grant agreement, which is generally one to four years. Options granted expire 10 years after the date of grant.

2019 Stock Incentive Plan

The Company’s Board of Directors adopted the 2019 Stock Incentive Plan on February 25, 2019, to provide long-term incentive for its employees and non-employee service providers. The Stock Incentive Plan was terminated on October 28, 2022, and no further awards were granted under such plan.

Stock Options

Option activity for the period ended March 31, 2025, is as follows:

2022 Omnibus Incentive Plan - Stock Options

	Options	Weighted- Average Exercise Price	Total Intrinsic Value	Weighted- Average Remaining Contractual Life (Years)
Outstanding at December 31, 2024	13,114	$46.00	$—	8.2
Exercised	—
Issued	—
Forfeited / cancelled	—
Outstanding at March 31, 2025	13,114	$46.00	$—	8.0
Vested and exercisable at March 31, 2025	13,114	$46.00	$—	8.0

2019 Omnibus Incentive Plan - Options

	Options	Weighted- Average Exercise Price	Total Intrinsic Value	Weighted- Average Remaining Contractual Life (Years)
Outstanding at December 31, 2024	8,817	$44.30	$—	5.5
Exercised	—
Issued	—
Forfeited / cancelled	—
Outstanding at March 31, 2025	8,817	$44.30	$—	5.2
Vested and exercisable at March 31, 2025	8,662	$44.90	$—	5.2

Restricted Stock Units

A summary of the Company’s restricted stock unit (“RSU”) activity is as follows:

2022 Omnibus Incentive Plan - RSUs

	Number of RSU	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2024	219,500	$5.09
Granted	—
Vested	(7,417)
Forfeited / cancelled	—
Outstanding at March 31, 2025	212,083	$4.64

2019 Stock Incentive Plan - RSUs

	Number of RSU	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2024	747	$200.00
Granted	—
Vested	(555)
Forfeited / cancelled	—
Outstanding at March 31, 2025	192	$200.00

Note 12. Stock-Based Compensation Awards

The following table sets forth the total stock-based compensation cost included in the Company’s consolidated statements of operations for the years ended December 31, 2024 and 2023:

($ in thousands)	2024	2023
Research and development	$157	$160
General and administrative (*)	730	292
Total	$887	$452

(*) - Includes approximately $72,000 in stock bonuses pursuant to the 2022 Omnibus Incentive Plan.

Equity incentive plan - summary

2022 Omnibus Incentive Plan

The Company’s Board of Directors adopted, and the shareholders approved the 2022 Omnibus Incentive Plan to provide long-term incentive for its employees and non-employee service providers. The vesting of stock options is stated in each individual grant agreement, which is generally either one or four years. Options granted expire 10 years after the date of grant.

2019 Stock Incentive Plan

The Company’s Board of Directors adopted the 2019 Stock Incentive Plan on February 25, 2019, to provide long-term incentive for its employees and non-employee service providers. The Stock Incentive Plan was terminated on October 28, 2022, and no further awards were granted under such plan.

Stock Options

Option activity for the year ended December 31, 2024, is as follows:

2022 Omnibus Incentive Plan - Options

				Weighted
		Weighted		Average
		Average	Total	Remaining
		Exercise	Intrinsic	Contractual
($ in thousands)	Options	Price	Value	Life (Years)

Outstanding as of December 31, 2023	14,045	$46.00	$—	9.3
Exercised	—
Issued	—
Forfeited / cancelled	(931)
Outstanding as of December 31, 2024	13,114	$46.00	$—	8.5
Vested and exercisable as of December 31, 2024	13,114	$—	$—	8.5

2019 Stock Incentive Plan - Options

				Weighted
		Weighted		Average
		Average	Total	Remaining
		Exercise	Intrinsic	Contractual
($ in thousands)	Options	Price	Value	Life (Years)

Outstanding as of December 31, 2023	9,797	$46.00	$—	6.7
Exercised	—
Issued	—
Forfeited / cancelled	(980)
Outstanding as of December 31, 2024	8,817	$46.00	$—	5.9
Vested and exercisable as of December 31, 2024	8,503	$46.00	$—	5.9

Restricted Stock Units

A summary of the Company’s restricted stock unit (“RSU”) activity for the year ended December 31, 2024, is as follows:

2022 Omnibus Incentive Plan - RSUs

	Restricted Stock Units	Weighted Average Grant Date Fair Value (per share)
Outstanding as of December 31, 2023	9,361	$36.75
Granted	219,500
Vested	(9,183)
Forfeited / cancelled	(178)
Outstanding as of December 31, 2024	219,500	$5.09

2019 Stock Incentive Plan - RSUs

	Restricted Stock Units	Weighted Average Grant Date Fair Value (per share)
Outstanding as of December 31, 2023	3,698	$200.00
Granted	—
Vested	(2,529)
Forfeited / cancelled	(422)
Outstanding as of December 31, 2024	747	$200.00